Goodwill, Net (Tables)	12 Months Ended
May 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill, Net
Goodwill, net, consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Beginning balance	106,588	141,299
Acquisition	38,992	—
Exchange differences	(4,281)	(1,556)

Ending balance	141,299	139,743
Accumulated impairment	(35,785)	(35,785)

Goodwill, net	105,514	103,958